ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
Entity-wide disclosures [Abstract]
Disclosure of net revenue by geographic location
The following table presents an analysis of net revenues by geographic location of the Group’s clients:

	For the years ended December 31,
	2017	2016	2015
	(€ thousand)
Italy	563,921	387,184	238,532
Other EMEA	1,308,261	1,314,788	1,209,916
Americas (1)	920,858	835,045	884,971
China, Hong Kong and Taiwan (on a combined basis)	282,550	272,223	257,249
Rest of APAC (2)	341,300	295,844	263,701
Total net revenues	3,416,890	3,105,084	2,854,369
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(1)	Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America

(2)	Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia and South Korea

The following table presents an analysis of non-current assets other than financial instruments and deferred tax assets by geographic location:

	At December 31,
	2017			2016
	Property, plant and equipment	Goodwill	Intangible assets	Property, plant and equipment	Goodwill	Intangible assets
	(€ thousand)
Italy	704,262	785,182	439,369	661,770	785,182	353,116
Other EMEA	2,368	—	—	2,430	—	—
Americas (1)	2,760	—	812	3,877	—	988
China, Hong Kong and Taiwan (on a combined basis)	264	—	—	258	—	—
Rest of APAC (2)	606	—	275	948	—	290
Total	710,260	785,182	440,456	669,283	785,182	354,394
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(1)	Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America

(2)	Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia and South Korea